April 27, 2017

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Variable Life Separate Account
Principal Variable Universal Life Income
Post-Effective Amendment No. 14 to Registration Statement on Form N-6
File No.: 811-05118, 333-115269

To Whom It May Concern -

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Policy.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other variable life insurance policies.

Please call me at 515-235-1209 if you have any questions.
Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst
Counsel, Registrant